LONG-TERM INVESTMENTS (Schedule Of Long-Term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 372,717	$ 226,013
Total cost method investments	205,715	29,387
Total available-for-sale investments	225,778	56,492
Warrant of Snowball	901	901
Total long-term investments	810,990	319,656
Series 2012-A Senior Secured Sofi Loan Notes [Member]
LONG-TERM INVESTMENTS [Line Items]
Total held-to-maturity investments	5,879	6,863
Snowball [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	35,534	33,613
Eall [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	20,829	$ 17,879
268V Limited [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	98,782
Omni [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	28,866
Zhu Chao [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	15,000
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total available-for-sale investments	26,767	$ 5,000
Hylink [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	2,315	2,417
StoreDot [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	10,001	10,001
GoGo [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	16,100	$ 8,100
Motif [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	40,000
LendingHome [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	65,843
Credit Shop [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	15,000
Eunke [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	25,000
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	31,456	$ 8,869
SoFi [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 235,920	67,490
JMOOP [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments		59,860
Hayman [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 29,678	30,000
Rise [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 15,144	16,025
ESS [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments		4,730
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 91,975	$ 47,908